Structured entities	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Structured entities

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2022	2021
	$m	$m
Interests in associates	29,127	29,515
Interests in joint ventures	127	94
Interests in associates and joint ventures	29,254	29,609

Principal associates of HSBC
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,307	8,141	23,616	8,537
The Saudi British Bank	4,494	6,602	4,426	5,599
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2022
	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	People’s Republic of China	Banking services	19.03
The Saudi British Bank	Saudi Arabia	Banking services	31.00

Share of profit in associates and joint ventures
	2022	2021
	$m	$m
Bank of Communications Co., Limited	2,377	2,461
The Saudi British Bank	342	276
Other associates and joint ventures	4	309
Share of profit in associates and joint ventures	2,723	3,046
A list of all associates and joint ventures is set out in Note 38.
Bank of Communications Co., Limited
The Group’s investment in Bank of Communications Co., Limited (‘BoCom’) is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including representation on BoCom’s Board of Directors and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in Associates and Joint Ventures', whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of BoCom’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
At 31 December 2022, the fair value of the Group’s investment in BoCom had been below the carrying amount for approximately 11 years. As a result, the Group performed an impairment test on the carrying amount, which confirmed that there was no impairment at 31 December 2022 as the recoverable amount as determined by a value-in-use (‘VIU’) calculation was higher than the carrying value.

	At 31 Dec 2022			At 31 Dec 2021
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	23.5	23.3	8.1	24.8	23.6	8.5
The headroom, which is defined as the extent to which the VIU exceeds the carrying value, decreased by $1.0bn compared with 31 December 2021. The decrease in headroom was principally due to revisions to management’s best estimates of BoCom‘s future earnings in the short to medium term, and the impact from BoCom’s actual performance.
In future periods, the VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in a change in the VIU and an impairment include a short-term underperformance by BoCom, a change in regulatory capital requirements or an increase in uncertainty regarding the future performance of BoCom resulting in a downgrade of the forecast of future asset growth or profitability. An increase in the discount rate could also result in a reduction of VIU and an impairment.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Significant management judgement is required in arriving at the best estimate.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term are lower than recent (within the last five years) historical actual growth and reflect the uncertainty arising from the current economic outlook. Reflecting management‘s intent to continue to retain its investment, earnings beyond the short to medium term are then extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
•Long-term profit growth rate: 3% (2021: 3%) for periods after 2026, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
•Long-term asset growth rate: 3% (2021: 3%) for periods after 2026, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.
•Discount rate: 10.04% (2021: 10.03%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 8.4% to 10.4% (2021: 8.7% to 10.1%) indicated by the CAPM. While the CAPM range sits at the lower end of the range adopted by selected external analysts of 8.8% to 13.5% (2021: 9.9% to 13.5%), we continue to regard the CAPM range as the most appropriate basis for determining this assumption.
•Expected credit losses (‘ECL’) as a percentage of customer advances: ranges from 0.99% to 1.05% (2021: 0.98% to 1.12%) in the short to medium term, reflecting reported credit experience through the ongoing Covid-19 pandemic in mainland China followed by an expected reversion to recent historical levels. For periods after 2026, the ratio is 0.97% (2021: 0.97%), which is higher than BoCom’s average ECL as a percentage of customer advances in recent years prior to the pandemic.
•Risk-weighted assets as a percentage of total assets: ranges from 61.0% to 64.4% (2021: 61.0% to 62.4%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after 2026, the ratio is 61.0% (2021: 61.0%), which is similar to BoCom’s actual results in recent years.
•Operating income growth rate: ranges from 1.9% to 7.7% (2021: 5.1% to 6.2%) in the short to medium term, which is lower than BoCom’s actual results in recent years and is similar to the forecasts disclosed by external analysts. This reflects BoCom’s most recent actual results, global trade tensions and industry developments in mainland China.
•Cost-income ratio: ranges from 35.5% to 36.3% (2021: 35.5% to 36.1%) in the short to medium term. These ratios are similar to BoCom‘s actual results in recent years and forecasts disclosed by external analysts.
•Effective tax rate (‘ETR’): ranges from 4.4% to 15.0% (2021: 6.8% to 15.0%) in the short to medium term, reflecting BoCom’s actual results and an expected increase towards the long-term assumption through the forecast period. For periods after 2026, the rate is 15.0% (2021: 15.0%), which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting.
•Capital requirements: capital adequacy ratio of 12.5% (2021: 12.5%) and tier 1 capital adequacy ratio of 9.5% (2021: 9.5%), based on BoCom’s capital risk appetite and capital requirements respectively.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	•Decrease by 4 basis points
•Long-term asset growth rate	•Increase by 3 basis points
•Discount rate	•Increase by 5 basis points
•Expected credit losses as a percentage of customer advances	•Increase by 1 basis points
•Risk-weighted assets as a percentage of total assets	•Increase by 26 basis points
•Operating income growth rate	•Decrease by 5 basis points
•Cost-income ratio	•Increase by 15 basis points
•Long-term effective tax rate	•Increase by 46 basis points
•Capital requirements – capital adequacy ratio	•Increase by 5 basis points
•Capital requirements – tier 1 capital adequacy ratio	•Increase by 175 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2022
Long-term profit growth rate[1]	75	3.6	27.1	(71)	(2.7)	20.8
Long-term asset growth rate[1]	(71)	3.1	26.6	75	(4.1)	19.4
Discount rate	(164)	6.9	30.4	136	(3.7)	19.8
Expected credit losses as a percentage of customer advances	2022 to 2026: 95 2027 onwards: 91	1.9	25.4	2022 to 2026: 120 2027 onwards: 104	(2.9)	20.6
Risk-weighted assets as a percentage of total assets	(118)	0.1	23.6	239	(2.3)	21.2
Operating income growth rate	44	1.3	24.8	(83)	(2.5)	21.0
Cost-income ratio	(122)	1.0	24.5	174	(2.1)	21.4
Long-term effective tax rate	(426)	1.5	25.0	1,000	(3.6)	19.9
Capital requirements – capital adequacy ratio	—	—	23.5	191	(6.3)	17.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.5	266	(3.2)	20.3
At 31 Dec 2021
Long-term profit growth rate[1]	87	4.2	29.0	(69)	(2.7)	22.1
Long-term asset growth rate[1]	(69)	2.9	27.7	87	(4.7)	20.1
Discount rate	(133)	5.4	30.2	207	(5.3)	19.5
Expected credit losses as a percentage of customer advances	2021 to 2025: 103 2026 onwards: 91	1.5	26.3	2021 to 2025: 121 2026 onwards: 105	(2.7)	22.1
Risk-weighted assets as a percentage of total assets	(111)	0.2	25.0	280	(2.1)	22.7
Operating income growth rate	37	1.0	25.8	(58)	(1.8)	23.0
Cost-income ratio	(152)	1.7	26.5	174	(1.7)	23.1
Long-term effective tax rate	(104)	0.3	25.1	1,000	(3.6)	21.2
Capital requirements – capital adequacy ratio	—	—	24.8	325	(10.0)	14.8
Capital requirements – tier 1 capital adequacy ratio	—	—	24.8	364	(6.5)	18.3
1 The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $16.9bn to $28.7bn (2021: $19.0bn to $29.3bn). The range is based on impacts set out in the table above arising from the favourable/unfavourable change in the earnings in the short to medium term, the long-term expected credit losses as a percentage of customer advances, and a 50bps increase/decrease in the discount rate. All other long-term assumptions and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU. Impairment, if determined, would be recognised in the income statement. The impact on the Group’s CET1 ratio is expected to be minimal in the event of an impairment, as the adverse impact on CET1 capital from the impairment would be offset by the favourable impact from a lower carrying value.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2022, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2022, taking into account any known changes in the subsequent period from 1 October 2022 to 31 December 2022 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep
	2022	2021
	$m	$m
Cash and balances at central banks	114,390	123,194
Due from and placements with banks and other financial institutions	99,802	98,932
Loans and advances to customers	1,022,223	993,956
Other financial assets	549,364	541,577
Other assets	55,884	47,679
Total assets	1,841,663	1,805,338
Due to and placements from banks and other financial institutions	277,185	287,057
Deposits from customers	1,144,297	1,099,266
Other financial liabilities	237,521	228,135
Other liabilities	35,543	40,070
Total liabilities	1,694,546	1,654,528
Total equity	147,117	150,810

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2022	2021
	$m	$m
HSBC’s share of total shareholders’ equity	22,828	23,097
Goodwill	479	519
Carrying amount	23,307	23,616

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2022	2021
	$m	$m
Net interest income	25,314	24,582
Net fee and commission income	6,854	7,170
Credit and impairment losses	(9,712)	(9,701)
Depreciation and amortisation	(2,351)	(2,297)
Tax expense	(598)	(1,045)
Profit for the year	13,582	14,199
Other comprehensive income	(245)	(368)
Total comprehensive income	13,337	13,831
Dividends received from BoCom	749	692
The Saudi British Bank
The Group’s investment in The Saudi British Bank (‘SABB’) is classified as an associate. HSBC is the largest shareholder in SABB with a shareholding of 31%. Significant influence in SABB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 31 December 2022. The fair value of the Group’s investment in SABB of $6.6bn was above the carrying amount of $4.5bn.

20	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2022	4.2	7.2	4.8	7.5	23.7
At 31 Dec 2021	4.4	10.0	6.3	8.4	29.1
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
•At 31 December 2022, Solitaire, HSBC’s principal SIC, held $1.3bn of ABSs (2021: $1.6bn). It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. At 31 December 2022, HSBC held $1.5bn of CP (2021: $1.8bn).
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $6.2bn at 31 December 2022 (2021: $6.7bn). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	85	338	1,321	41	1,785
500–2,000	8	102	929	4	1,043
2,000–5,000	—	28	388	—	416
5,000–25,000	—	18	206	—	224
25,000+	—	5	24	—	29
Number of entities at 31 Dec 2022	93	491	2,868	45	3,497
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.5	10.7	19.7	2.6	35.5
– trading assets	—	0.4	0.1	—	0.5
– financial assets designated and otherwise mandatorily measured at fair value	—	9.7	18.7	—	28.4
– loans and advances to customers	2.5	—	0.5	1.9	4.9
– financial investments	—	0.6	0.4	—	1.0
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.2	1.5	4.6	1.8	8.1
HSBC’s maximum exposure at 31 Dec 2022	2.7	12.2	24.3	4.0	43.2

Total asset values of the entities ($m)
0–500	96	294	1,408	37	1,835
500–2,000	11	116	911	3	1,041
2,000–5,000	—	33	435	—	468
5,000–25,000	—	14	197	—	211
25,000+	—	4	11	—	15
Number of entities at 31 Dec 2021	107	461	2,962	40	3,570
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.8	10.8	18.6	3.8	38.0
– trading assets	—	0.2	2.4	0.1	2.7
– financial assets designated and otherwise mandatorily measured at fair value	—	10.0	15.5	—	25.5
– loans and advances to customers	4.8	—	0.1	3.0	7.9
– financial investments	—	0.6	0.6	—	1.2
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.1	0.9	4.6	1.2	6.8
HSBC’s maximum exposure at 31 Dec 2021	4.9	11.7	23.2	4.6	44.4
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
•For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
•For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group’s exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 125.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2022 and 2021 was not significant.

38	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2022 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		15
452 TALF SPV LLC	100.00		15
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		16
Assetfinance December (F) Limited	100.00		17
Assetfinance December (H) Limited	100.00		18
Assetfinance December (P) Limited	100.00		18
Assetfinance December (R) Limited	100.00		18
Assetfinance June (A) Limited	100.00		18
Assetfinance June (D) Limited	100.00		17
Assetfinance Limited	100.00		18
Assetfinance March (B) Limited	100.00		19
Assetfinance March (D) Limited	100.00		17
Assetfinance March (F) Limited	100.00		18
Assetfinance September (F) Limited	100.00		18
Assetfinance September (G) Limited	100.00		17
AXA Insurance Pte. Ltd.	100.00		1, 20
B&Q Financial Services Limited	100.00		18
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Beau Soleil Limited Partnership	N/A		0, 46
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 24
BentallGreenOak China Real Estate Investments L.P.	N/A		0, 1, 25
Canada Crescent Nominees (UK) Limited	100.00		18
Canada Square Nominees (UK) Limited	100.00		18
Capco/Cove, Inc.	100.00		26
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		27
CCF & Partners Asset Management Limited	100.00	(99.99)	18
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		28
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	18
Charterhouse Management Services Limited	100.00	(99.99)	18
Charterhouse Pensions Limited	100.00		18
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 29
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 31
COIF Nominees Limited	N/A		0, 18
Corsair IV Financial Services Capital Partners - B, LP	N/A		0, 1, 32
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 33
Decision One Mortgage Company, LLC	N/A		0, 34
Dem 9	100.00	(99.99)	4, 35
Dempar 1	100.00	(99.99)	4, 35
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	16
Electronic Data Process México, S.A. de C.V.	100.00		1, 16
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (In Dissolution)	100.00		36
Flandres Contentieux S.A.	100.00	(99.99)	35
Foncière Elysées	100.00	(99.99)	35
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 37
Fulcher Enterprises Company Limited	100.00	(62.14)	38
Fundacion HSBC, A.C.	100.00	(99.99)	11, 16
Giller Ltd.	100.00		26

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		18
Grupo Financiero HSBC, S. A. de C. V.	99.99		16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 39
Guangzhou HSBC Real Estate Company Ltd	100.00		1, 12, 40
Hang Seng (Nominee) Limited	100.00	(62.14)	38
Hang Seng Bank (China) Limited	100.00	(62.14)	41
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	38
Hang Seng Bank Limited	62.14		38
Hang Seng Bullion Company Limited	100.00	(62.14)	38
Hang Seng Credit Limited	100.00	(62.14)	38
Hang Seng Data Services Limited	100.00	(62.14)	38
Hang Seng Finance Limited	100.00	(62.14)	38
Hang Seng Financial Information Limited	100.00	(62.14)	38
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	1, 42
Hang Seng Indexes Company Limited	100.00	(62.14)	38
Hang Seng Insurance Company Limited	100.00	(62.14)	38
Hang Seng Investment Management Limited	100.00	(62.14)	38
Hang Seng Investment Services Limited	100.00	(62.14)	38
Hang Seng Life Limited (In Liquidation)	100.00	(62.14)	43
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	12, 44
Hang Seng Real Estate Management Limited	100.00	(62.14)	38
Hang Seng Securities Limited	100.00	(62.14)	38
Hang Seng Security Management Limited	100.00	(62.14)	38
HASE Wealth Limited	100.00	(62.14)	1, 38
Haseba Investment Company Limited	100.00	(62.14)	38
HFC Bank Limited (In Liquidation)	100.00		45
High Time Investments Limited	100.00	(62.14)	38
HLF	100.00	(99.99)	35
Honey Blue Enterprises Limited	100.00		1, 46
Honey Green Enterprises Ltd.	100.00		47
Honey Grey Enterprises Limited	100.00		1, 46
Honey Silver Enterprises Limited	100.00		1, 46
Household International Europe Limited (In Liquidation)	100.00		45
Household Pooling Corporation	100.00		48
Housing (USA) LLP	N/A		0, 1, 27
HSBC (BGF) Investments Limited	100.00		18
HSBC (General Partner) Limited	100.00		2, 79
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		49
HSBC (Singapore) Nominees Pte Ltd	100.00		20
HSBC Agency (India) Private Limited	100.00		50
HSBC Alternative Investments Limited	100.00		18
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		51
HSBC Asia Holdings B.V.	100.00		18
HSBC Asia Holdings Limited	100.00		2, 46
HSBC Asia Pacific Holdings (UK) Limited	100.00		18
HSBC Asset Finance (UK) Limited	100.00		18
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		18
HSBC Asset Management (Fund Services UK) Limited	100.00		1, 18
HSBC Asset Management (India) Private Limited	100.00		52
HSBC Asset Management (Japan) Limited	100.00		53
HSBC Assurances Vie (France)	100.00	(99.99)	54
HSBC Australia Holdings Pty Limited	100.00		55
HSBC BANK (CHILE)	100.00	(99.99)	56
HSBC Bank (China) Company Limited	100.00		12, 57

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (General Partner) Limited	100.00		79
HSBC Bank (Mauritius) Limited	100.00		58
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 59
HSBC Bank (Singapore) Limited	100.00		20
HSBC Bank (Taiwan) Limited	100.00		60
HSBC Bank (Uruguay) S.A.	100.00		61
HSBC Bank (Vietnam) Ltd.	100.00		62
HSBC Bank A.S.	100.00	(99.99)	63
HSBC Bank Argentina S.A.	99.99		51
HSBC Bank Armenia cjsc	100.00		64
HSBC Bank Australia Limited	100.00		55
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		65
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 79
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 79
HSBC Bank Egypt S.A.E	94.54		66
HSBC Bank Malaysia Berhad	100.00		49
HSBC Bank Malta p.l.c.	70.03		67
HSBC Bank Middle East Limited	100.00		68
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		69
HSBC Bank Oman S.A.O.G.	51.00		70
HSBC Bank Pension Trust (UK) Limited	100.00		18
HSBC Bank plc	100.00		2, 18
HSBC Bank USA, National Association	100.00		71
HSBC Branch Nominee (UK) Limited	100.00		17
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		46
HSBC Broking Futures (Asia) Limited	100.00		46
HSBC Broking Futures (Hong Kong) Limited	100.00		46
HSBC Broking Securities (Asia) Limited	100.00		46
HSBC Broking Securities (Hong Kong) Limited	100.00		46
HSBC Broking Services (Asia) Limited	100.00		46
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		72
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 72
HSBC Capital (USA), Inc.	100.00		15
HSBC Capital Funding (Dollar 1) L.P.	N/A		79
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Cayman Limited	100.00		73
HSBC Cayman Services Limited	100.00		73
HSBC City Funding Holdings	100.00		18
HSBC Client Holdings Nominee (UK) Limited	100.00		18
HSBC Client Nominee (Jersey) Limited	100.00		74
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		35
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		46
HSBC Corporate Secretary (UK) Limited	100.00		2, 18
HSBC Corporate Trustee Company (UK) Limited	100.00		18
HSBC Custody Nominees (Australia) Limited	100.00		55
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		75
HSBC Diversified Loan Fund General Partner Sarl	N/A		76
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 77
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		78
HSBC Electronic Data Processing (Philippines), Inc.	99.99		79
HSBC Electronic Data Processing India Private Limited	100.00		80

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		81
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		82
HSBC Epargne Entreprise (France)	100.00	(99.99)	54
HSBC Equipment Finance (UK) Limited	100.00		17
HSBC Equity (UK) Limited	100.00		18
HSBC Europe B.V.	100.00		18
HSBC Executor & Trustee Company (UK) Limited	100.00		17
HSBC Factoring (France)	100.00	(99.99)	35
HSBC Finance (Netherlands)	100.00		2, 18
HSBC Finance Corporation	100.00		15
HSBC Finance Limited	100.00		18
HSBC Finance Mortgages Inc.	100.00		83
HSBC Finance Transformation (UK) Limited	100.00		18
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		1, 20
HSBC Financial Services (Lebanon) s.a.l.	99.65		84
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		85
HSBC FinTech Services (Shanghai) Company Limited	100.00		86
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		65
HSBC Global Asset Management (Deutschland) GmbH	100.00		87
HSBC Global Asset Management (France)	100.00	(99.99)	54
HSBC Global Asset Management (Hong Kong) Limited	100.00		46
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	88
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Global Asset Management (Singapore) Limited	100.00		20
HSBC Global Asset Management (Switzerland) AG	100.00		4, 89
HSBC Global Asset Management (Taiwan) Limited	100.00		46
HSBC Global Asset Management (UK) Limited	100.00		18
HSBC Global Asset Management (USA) Inc.	100.00		91
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00		51
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		92
HSBC Global Asset Management Limited	100.00		2, 18
HSBC Global Custody Nominee (UK) Limited	100.00		18
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 18
HSBC Global Services (Canada) Limited	100.00		83
HSBC Global Services (China) Holdings Limited	100.00		18
HSBC Global Services (Hong Kong) Limited	100.00		46
HSBC Global Services (UK) Limited	100.00		18
HSBC Global Services Limited	100.00		2, 18
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 50
HSBC Group Management Services Limited	100.00		18
HSBC Group Nominees UK Limited	100.00		2, 18
HSBC Holdings B.V.	100.00		18
HSBC IM Pension Trust Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 93
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 93
HSBC Infrastructure Limited	100.00		18
HSBC Institutional Trust Services (Asia) Limited	100.00		46
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Mauritius) Limited	100.00		94
HSBC Institutional Trust Services (Singapore) Limited	100.00		20
HSBC Insurance (Asia) Limited	100.00		95
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		46
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		20
HSBC Insurance Agency (USA) Inc.	100.00		91
HSBC Insurance Brokerage Company Limited	100.00		1, 96
HSBC Insurance Brokers Greater China Limited	100.00		1, 46
HSBC Insurance Holdings Limited	100.00		2, 18
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		1, 23
HSBC Insurance Services Holdings Limited	100.00		18
HSBC International Finance Corporation (Delaware)	100.00		97
HSBC International Trustee (BVI) Limited	100.00		98
HSBC International Trustee (Holdings) Pte. Limited	100.00		20
HSBC International Trustee Limited	100.00		99
HSBC Inversiones S.A.	100.00		56
HSBC InvestDirect (India) Private Limited	100.00		52
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	52
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	50
HSBC InvestDirect Securities (India) Private Limited	99.99		52
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		100
HSBC Investment Bank Holdings B.V.	100.00		18
HSBC Investment Bank Holdings Limited	100.00		18
HSBC Investment Company Limited	100.00		2, 18
HSBC Investment Funds (Canada) Inc.	100.00		65
HSBC Investment Funds (Hong Kong) Limited	100.00		46
HSBC Investment Funds (Luxembourg) SA	100.00		101
HSBC Invoice Finance (UK) Limited	100.00		102
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		18
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		18
HSBC Latin America B.V.	100.00		18
HSBC Latin America Holdings (UK) Limited	100.00		2, 18
HSBC Leasing (Asia) Limited	100.00		46
HSBC Life (Bermuda) Limited	100.00		23
HSBC Life (Cornell Centre) Limited	100.00		95
HSBC Life (Edwick Centre) Limited	100.00		95
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		95
HSBC Life (Tsing Yi Industrial) Limited	100.00		95
HSBC Life (UK) Limited	100.00		18
HSBC Life (Workshop) Limited	100.00		1, 95
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	88
HSBC Life Insurance Company Limited	100.00		12, 57
HSBC LU Nominees Limited	100.00		18
HSBC Management (Guernsey) Limited	100.00		103
HSBC Markets (USA) Inc.	100.00		15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Marking Name Nominee (UK) Limited	100.00		18
HSBC Master Trust Trustee Limited	100.00		18
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Asset Co. LLC	100.00		104
HSBC Middle East Holdings B.V.	100.00		2, 68
HSBC Middle East Leasing Partnership	N/A		0, 68
HSBC Middle East Securities L.L.C	100.00		105
HSBC Mortgage Corporation (Canada)	100.00		65
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		46
HSBC Nominees (New Zealand) Limited	100.00		106
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	80.00		87
HSBC Overseas Holdings (UK) Limited	100.00		2, 18
HSBC Overseas Investments Corporation (New York)	100.00		107
HSBC Overseas Nominee (UK) Limited	100.00		18
HSBC Participaciones (Argentina) S.A.	100.00		51
HSBC PB Corporate Services 1 Limited	100.00		74
HSBC PB Services (Suisse) SA	100.00		108
HSBC Pension Trust (Ireland) DAC	100.00		109
HSBC Pensiones, S.A. (In Liquidation)	100.00		16
HSBC PI Holdings (Mauritius) Limited	100.00		94
HSBC Portfoy Yonetimi A.S.	100.00		63
HSBC Preferential LP (UK)	100.00		18
HSBC Private Bank (Luxembourg) S.A.	100.00		101
HSBC Private Bank (Suisse) SA	100.00		108
HSBC Private Bank (UK) Limited	100.00		18
HSBC Private Banking Holdings (Suisse) SA	100.00		108
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		74
HSBC Private Equity Investments (UK) Limited	100.00		18
HSBC Private Investment Counsel (Canada) Inc.	100.00		65
HSBC Private Markets Management SARL	N/A		0, 110
HSBC Private Trustee (Hong Kong) Limited	100.00		46
HSBC Professional Services (India) Private Limited	100.00		50
HSBC Property (UK) Limited	100.00		18
HSBC Property Funds (Holding) Limited	100.00		18
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		46
HSBC Qianhai Securities Limited	90.00		12, 111
HSBC Real Estate Leasing (France)	100.00	(99.99)	35
HSBC REGIO Fund General Partner S.à r.l.	100.00		1, 93
HSBC REIM (France)	100.00	(99.99)	54
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 18
HSBC Retirement Services Limited	100.00		1, 18
HSBC Saudi Arabia, Closed Joint Stock Company	66.19		112
HSBC Savings Bank (Philippines) Inc.	99.99		113
HSBC Securities (Canada) Inc.	100.00		83
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	66
HSBC Securities (Japan) Co., Ltd.	100.00		1, 53
HSBC Securities (Japan) Limited	100.00		18
HSBC Securities (Singapore) Pte Limited	100.00		20
HSBC Securities (South Africa) (Pty) Limited	100.00		114
HSBC Securities (Taiwan) Corporation Limited	100.00		60
HSBC Securities (USA) Inc.	100.00		15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities and Capital Markets (India) Private Limited	99.99		50
HSBC Securities Brokers (Asia) Limited	100.00		46
HSBC Securities Investments (Asia) Limited	100.00		46
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		109
HSBC Securities Services (Luxembourg) S.A.	100.00		101
HSBC Securities Services Holdings (Ireland) DAC	100.00		109
HSBC Securities Services Nominees Limited	100.00		1, 46
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	51
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	51
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 87
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		115
HSBC Services (France)	100.00	(99.99)	35
HSBC Services Japan Limited	100.00		92
HSBC Services USA Inc.	100.00		116
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	16
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC SFH (France)	100.00	(99.99)	4, 54
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	100.00		117
HSBC Software Development (India) Private Limited	100.00		118
HSBC Software Development (Malaysia) Sdn Bhd	100.00		78
HSBC Specialist Investments Limited	100.00		18
HSBC Technology & Services (China) Limited	100.00		57
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Titan GmbH & Co. KG	100.00	(99.99)	1, 87
HSBC Transaction Services GmbH	100.00	(99.99)	6, 87
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	119
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	87
HSBC Trinkhaus & Burkhardt GmbH	100.00	(99.99)	87
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(99.99)	87
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	6, 87
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	6, 87
HSBC Trust Company (Canada)	100.00		65
HSBC Trust Company (Delaware), National Association	100.00		97
HSBC Trust Company (UK) Limited	100.00		18
HSBC Trustee (C.I.) Limited	100.00		74
HSBC Trustee (Cayman) Limited	100.00		120
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		46
HSBC Trustee (Singapore) Limited	100.00		20
HSBC UK Bank plc	100.00		2, 17
HSBC UK Client Nominee Limited	100.00		17
HSBC UK Covered Bonds LLP	N/A		0, 17
HSBC UK Holdings Limited	100.00		2, 18
HSBC USA Inc.	100.00		107
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		75
HSBC Wealth Client Nominee Limited	100.00		1, 17
HSBC Yatirim Menkul Degerler A.S.	100.00		63
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	38
HSIL Investments Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hubei Macheng HSBC Rural Bank Company Limited	100.00		121
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 122
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		123
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 124
Imenson Limited	100.00	(62.14)	38
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	87
Inmobiliaria Bisa, S.A. de C.V.	99.98		16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	16
James Capel (Nominees) Limited	100.00		18
James Capel (Taiwan) Nominees Limited	100.00		18
John Lewis Financial Services Limited	100.00		18
Keyser Ullmann Limited	100.00	(99.99)	18
L&T Investment Management Limited	100.00	(99.99)	1, 52
Lion Corporate Services Limited	100.00		46
Lion International Corporate Services Limited	100.00		1, 99
Lion International Management Limited	100.00		99
Lion Management (Hong Kong) Limited	100.00		1, 46
Lyndholme Limited	100.00		46
Marks and Spencer Financial Services plc	100.00		125
Marks and Spencer Unit Trust Management Limited	100.00		125
Maxima S.A. AFJP (In Liquidation)	99.98		51
Midcorp Limited	100.00		18
Midland Bank (Branch Nominees) Limited	100.00		17
Midland Nominees Limited	100.00		17
MIL (Cayman) Limited	100.00		73
MP Payments Group Limited	100.00		1, 18
MP Payments Operations Limited	100.00		1, 18
MP Payments UK Limited	100.00		1, 18
MW Gestion SA	100.00		51
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		18
PT Bank HSBC Indonesia	99.99	(98.93)	126
PT HSBC Sekuritas Indonesia	85.00		126
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
RLUKREF Nominees (UK) One Limited	100.00		1, 18
RLUKREF Nominees (UK) Two Limited	100.00		1, 18
S.A.P.C. - Ufipro Recouvrement	99.99		35
Saf Baiyun	100.00	(99.99)	4, 35
Saf Guangzhou	100.00	(99.99)	4, 35
SCI HSBC Assurances Immo	100.00	(99.99)	54
Serai Limited	100.00		46
Serai Technology Development (Shanghai) Limited	100.00		1, 12, 57
SFM	100.00	(99.99)	35
SFSS Nominees (Pty) Limited	100.00		114
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 127
Shenzhen HSBC Development Company Ltd	100.00		1, 12, 128
Sico Limited	100.00		129
SNC Les Oliviers D'Antibes	60.00	(59.99)	11, 54
SNCB/M6 - 2008 A	100.00	(99.99)	35
SNCB/M6-2007 A	100.00	(99.99)	4, 35
SNCB/M6-2007 B	100.00	(99.99)	4, 35
Société Française et Suisse	100.00	(99.99)	35
Somers Dublin DAC	100.00	(99.99)	109
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	35
South Yorkshire Light Rail Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
St Cross Trustees Limited	100.00		17
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 57
Swan National Limited	100.00		18
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 46
The Venture Catalysts Limited	100.00		18
Tooley Street View Limited	100.00		2, 18
Tower Investment Management	100.00		130
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(99.99)	87
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(99.99)	6, 87
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	87
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	6, 87
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	6, 87
Trinkaus Private Equity Management GmbH	100.00	(99.99)	87
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	6, 87
Tropical Nominees Limited	100.00		73
Turnsonic (Nominees) Limited	100.00		17
Valeurs Mobilières Elysées	100.00	(99.99)	35
Wardley Limited	100.00		46
Wayfoong Nominees Limited	100.00		46
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	38
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Climate Asset Management Limited	40.00	1, 131
Global Payments Technology Mexico S.A. De C.V	50.00	16
HCM Holdings Limited (In Liquidation)	50.99	45
Pentagreen Capital Pte. Ltd	50.00	1, 132
ProServe Bermuda Limited	50.00	133
The London Silver Market Fixing Limited	N/A	0 1, 134
Vaultex UK Limited	50.00	135
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	136
Barrowgate Limited	15.31	137
BGF Group PLC	24.61	138
Bud Financial Limited	5.36	1, 139
Canara HSBC Life Insurance Company Limited	26.00	140
Contour Pte Ltd	12.65	1, 141
Divido Financial Services Limited	5.56	1, 142
Electronic Payment Services Company (Hong Kong) Limited	38.66	46
Episode Six Limited	7.02	1, 143
EPS Company (Hong Kong) Limited	38.66	46
EURO Secured Notes Issuer	16.67	144
GZHS Research Co Ltd	20.50	145
HSBC Jintrust Fund Management Company Limited	49.00	57
Liquidity Match LLC	N/A	0, 1, 146
London Precious Metals Clearing Limited	30.00	1, 147
MENA Infrastructure Fund (GP) Ltd	33.33	145
Monese Ltd	5.39	1, 149
Quantexa Ltd	10.10	131
Services Epargne Entreprise	14.18	150
The London Gold Market Fixing Limited	25.00	134
The Saudi British Bank	31.00	152
Threadneedle Software Holdings Limited	6.56	1, 153
Trade Information Network Limited	16.67	1, 154
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 87
Vizolution Limited	17.95	1, 155
We Trade Innovation Designated Activity Company	9.88	1, 156

Footnotes for Note 38
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered offices
15	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
16	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
17	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
18	8 Canada Square, London, United Kingdom, E14 5HQ
19	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
20	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
21	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
22	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
23	37 Front Street, Hamilton, Bermuda, HM 11
24	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
25	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
26	2929 Walden Avenue, Depew, New York, United States of America, 14043
27	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
28	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
29	No 1, Bei Huan East Road Dazu County, Chongqing, China
30	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
31	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
32	c/o Walkers Corporate Services Limited Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
33	First & Second Floor, No.3 Nanshan Road, Pulandian , Dalian, Liaoning, China
34	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States Of America, 27615-6417
35	38 avenue Kléber, Paris, France, 75116
36	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama

Registered offices
37	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
38	83 Des Voeux Road Central, Hong Kong
39	No.44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
40	Room 311, Cheng Hui No. 2, Nan Sha Street, Nan Sha District, Guangzhou, Guangdong, China
41	34/F, 36/F, Unit 031 of 45/F, and 46/F, Hang Seng Bank Tower, 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
42	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
43	8/F, Prince’s Building, 10 Chater Road, Central, Hong Kong
44	1001, T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
45	156 Great Charles Street, Queensway, Birmingham, West Midlands, United Kingdom, B3 3HN
46	1 Queen’s Road, Central, Hong Kong
47	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
48	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
49	Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
50	52/60 M G Road Fort, Mumbai, India, 400 001
51	557 Bouchard Level 20, Ciudad de Buenos Aires, Capital Federal, Argentina, C1106ABG
52	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
53	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
54	Immeuble Cœur Défense, 110 Esplanade du Général de Gaulle, Courbevoie, France, 92400
55	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
56	Isidora Goyenechea 2800. 23rd Floor, Las Condes, Santiago, Chile, 7550647
57	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
58	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
59	2 Paveletskaya Square Building 2, Moscow, Russian Federation, 115054
60	54F, 7 Xinyi Road Sec. 5, Xinyi District, Taipei, Taiwan
61	1266 Dr Luis Bonativa, 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
62	The Metropolitan, 235 Dong Khoi Street, District 1, Ho Chi Minh City, Viet Nam
63	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Türkiye, 34394
64	66 Teryan Street, Yerevan, Armenia, 0009
65	885 West Georgia Street, 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
66	306 Corniche El Nil, Maadi, Egypt, 11728
67	116 Archbishop Street, Valletta, Malta
68	401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P.O. Box 30444, Dubai, United Arab Emirates
69	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
70	Al Khuwair Office, PO Box 1727, PC111 CPO Seeb, Muscat, Oman
71	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
72	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6

Registered offices
73	P.O. Box 1109, Strathvale House, Ground Floor, 90 North Church Street , George Town, Grand Cayman, Cayman Islands, KY1-1102
74	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
75	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
76	49 avenue J.F. Kennedy, Luxembourg, 1855
77	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
78	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
79	Filinvest One Building, Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines
80	HSBC House, Plot No.8, Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
81	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
82	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
83	16 York Street, 6th Floor, Toronto, Ontario, Canada, M5J 0E6
84	Centre Ville 1341 Building, 4th Floor, Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
85	World Trade Center, Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
86	Room 655, Building A, No. 888, Huan Hu West Two Road, Lin Gang New Area of Shanghai (Pilot) Free Trade Zone, Shanghai, China
87	Hansaallee 3, Düsseldorf, Germany, 40549
88	80 Mill Street, Qormi, Malta, QRM 3101
89	26 Gartenstrasse, Zurich, Switzerland, 8002
90	24th Floor, 97-99, Sec.2, Tunhwa S. Road, Taipei, Taiwan
91	452 Fifth Avenue, New York, United States of America, NY10018
92	Mareva House, 4 George Street, Nassau, Bahamas
93	4 rue Peternelchen, Howald, Luxembourg, 2370
94	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
95	18th Floor, Tower 1, HSBC Centre, 1 Sham Mong Road, Kowloon, Hong Kong
96	Unit 201 Floor 2, Building 3, No. 12, Anxiang Street, Shunyi District, Beijing, China
97	300 Delaware Avenue, Suite 1401, Wilmington, Delaware, United States of America, 19801
98	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
99	PO Box 71, Craigmuir Chambers, Road Town Tortola, British Virgin Islands
100	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
101	18 Boulevard de Kockelscheuer, Luxembourg, 1821
102	21 Farncombe Road Worthing, United Kingdom, BN11 2BW
103	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
104	345-6791, HSBC Tower, Burj Khalifa Community, Dubai, United Arab Emirates
105	Office No.16, Owned by HSBC Bank Middle East Limited, Dubai Branch, Bur Dubai, Burj Khalifa, Dubai, United Arab Emirates
106	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
107	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
108	Quai des Bergues 9-17, Geneva, Switzerland, 1201
109	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820

Registered offices
110	5 rue Heienhaff, Senningerberg, Luxembourg, 1736
111	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
112	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
113	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
114	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
115	Kapelanka 42A , Krakow, Poland, 30-347
116	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
117	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
118	Business Bay, Wing 2, Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006
119	16 Boulevard d’Avranches, Luxembourg, Luxembourg, L-1160
120	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
121	No. 56 Yu Rong Street, Macheng, China, 438300
122	No. 205 Lie Shan Road Suizhou, Hubei, China
123	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
124	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
125	Kings Meadow Chester Business Park , Chester, United Kingdom, CH99 9FB
126	World Trade Center 1, Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
127	No. 198-2 Chengshan Avenue (E), Rongcheng, China, 264300
128	Room 1303-13062 Marine Center Main Tower, 59 Linhai Road, Nanshan District, Shenzhen, China
129	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
130	25 Main St. P.O. Box 694, Grand Cayman KY1 1107, Cayman Islands, KY1 1107
131	Hill House, 1 Little New Street, London , United Kingdom, EC4A 3TR
132	60B Orchard Road #06-18, The Atrium @Orchard, Singapore, 238891
133	c/o MUFG Fund Services (Bermuda) Limited, Cedar House, 4th Floor North, 41 Cedar Avenue, Hamilton, Bermuda, HM 12
134	c/o Hackwood Secretaries Limited, One Silk Street, London, United Kingdom, EC2Y 8HQ
135	All Saints Triangle, Caledonian Road, London, United Kingdom, N19UT
136	No.188, Yin Cheng Zhong Road China (Shanghai), Pilot Free Trade Zone, Shanghai, China
137	50/F, Lee Garden One, 33 Hysan Avenue, Hong Kong
138	13-15 York Buildings, London, United Kingdom, WC2N 6JU
139	Linen Court, Floor 3, 10 East Road, London, United Kingdom, N1 6AD
140	Unit No. 208, 2nd Floor, Kanchenjunga Building 18, Barakhamba Road, New Delhi, India, 110001
141	50 Raffles Place, #32-01 Singapore Land Tower, Singapore, 048623
142	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
143	100 Town Square Place, Suite 201, Jersey City, New Jersey, United States Of America, 07310
144	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
145	Precinct Building 4, Level 3, Dubai International Financial Centre, Dubai, United Arab Emirates, PO Box 506553

Registered offices
146	9/F Amtel Building, 148 des Voeux Road Central, Central, Hong Kong
147	3 Avenue de l’Opera , Paris, France, 75001
148	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
149	Eagle House, 163 City Road, London, United Kingdom, EC1V 1NR
150	32 rue du Champ de Tir, Nantes, France, 44300

Registered offices
151	Ernst-Schneider-Platz 1 , Duesseldorf, Germany, 40212
152	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
153	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
154	3 More London Riverside, London, United Kingdom, SE1 2AQ
155	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
156	10 Earlsfort Terrace, Dublin, Ireland, DO2 T380